Calculation of income tax and social contribution charges (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before income tax and social contribution		R$ 32,852,367	R$ 4,075,295	R$ 13,381,078
Total burden of income tax and social contribution at the current rates (Note 2t)		(14,783,565)	(1,833,883)	(5,352,431)
Earnings (losses) of associates and joint ventures		189,677	200,186	480,433
Interest on shareholders’ equity		3,258,040	2,496,587	2,949,143
Other amounts	[1]	(1,864,285)	(11,095,776)	(9,714,984)
Income tax and social contribution for the period		R$ (9,471,563)	R$ 11,958,666	R$ 7,792,129
Effective rate		(28.80%)	293.40%	58.20%

[1]	Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.